SIGNIFICANT ACCOUNTING POLICIES (Details - Fair value derivative liabilities) - USD ($)	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivatives, Fair Value [Line Items]
Derivative liability	$ 15,526	$ 14,690	$ 210,929
Asset Retirement Obligation	73,711	71,975
Fair Value, Inputs, Level 3 [Member]
Derivatives, Fair Value [Line Items]
Derivative liability	15,526	14,690
Asset Retirement Obligation	$ 73,711	$ 71,975